Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Valuation loss on FVOCI	₩ (47,086)	₩ (124)
Other comprehensive loss of investments in associates and joint ventures	(278,142)	(334,637)
Valuation loss on derivatives	(920)	(41,601)
Foreign currency translation differences for foreign operations	(3,428)	2,920
Total reserves, net of taxes	₩ (329,576)	₩ (373,442)	₩ (234,727)